                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number:                                    811-7460

Exact name of registrant as specified in charter:                      Delaware Investments Dividend and Income
                                                                       Fund, Inc.

Address of principal executive offices:                                2005 Market Street
                                                                       Philadelphia, PA 19103

Name and address of agent for service:                                 David P. O'Connor, Esq.
                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:                    (800) 523-1918

Date of fiscal year end:                                               November 30

Date of reporting period:                                              August 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.
AUGUST 31, 2005

                                                                                                     NUMBER OF          MARKET
                                                                                                     SHARES             VALUE
COMMON STOCK - 80.13%
Consumer Discretionary - 4.96%
Gap                                                                                                      113,213       $  2,152,179
+Great Wolf Resorts                                                                                       74,100            852,150
Limited Brands                                                                                            98,200          2,158,436
Mattel                                                                                                   127,800          2,304,234
*+XM Satellite Radio Holdings Class A                                                                      2,000             70,500
                                                                                                                       ------------
                                                                                                                          7,537,499
                                                                                                                       ------------
Consumer Staples - 6.34%
Archer-Daniels-Midland                                                                                   110,400          2,485,104
B&G Foods                                                                                                    900             11,655
ConAgra Foods                                                                                            105,100          2,399,433
Kimberly-Clark                                                                                            37,600          2,343,232
Safeway                                                                                                  101,200          2,401,476
                                                                                                                       ------------
                                                                                                                          9,640,900
                                                                                                                       ------------
Energy - 4.94%
Chevron                                                                                                   39,500          2,425,300
ConocoPhillips                                                                                            37,700          2,485,938
Exxon Mobil                                                                                               40,400          2,419,960
*+Petroleum Geo-Services ADR                                                                               5,967            179,607
                                                                                                                       ------------
                                                                                                                          7,510,805
                                                                                                                       ------------
Financials - 12.37%
Allstate                                                                                                  39,300          2,209,053
Aon                                                                                                       94,300          2,821,455
*Chubb                                                                                                    26,700          2,321,832
Hartford Financial Services                                                                               30,200          2,206,110
Huntington Bancshares                                                                                     94,700          2,271,853
Morgan Stanley                                                                                            45,200          2,299,324
Wachovia                                                                                                  47,300          2,347,026
Washington Mutual                                                                                         56,300          2,340,954
                                                                                                                       ------------
                                                                                                                         18,817,607
                                                                                                                       ------------
Health Care - 9.18%
Abbott Laboratories                                                                                       50,800          2,292,604
Baxter International                                                                                      60,900          2,456,097
Bristol-Myers Squibb                                                                                      95,500          2,336,885
Merck                                                                                                     77,900          2,199,117
Pfizer                                                                                                    89,700          2,284,659
Wyeth                                                                                                     52,100          2,385,659
                                                                                                                       ------------
                                                                                                                         13,955,021
                                                                                                                       ------------
Healthcare REITs - 0.25%
#Medical Properties Trust 144A                                                                            35,000            385,000
                                                                                                                       ------------
                                                                                                                            385,000
                                                                                                                       ------------
Industrials - 3.22%
Boeing                                                                                                    35,400          2,372,508
+Foster Wheeler                                                                                            8,434            226,871
Union Pacific                                                                                             33,700          2,300,699
                                                                                                                       ------------
                                                                                                                          4,900,078
                                                                                                                       ------------
Industrial REITs - 1.68%
AMB Property                                                                                              57,800          2,562,274
                                                                                                                       ------------
                                                                                                                          2,562,274
                                                                                                                       ------------
Information Technology - 4.88%
Hewlett-Packard                                                                                           97,500          2,706,600
International Business Machines                                                                           28,700          2,313,794
+Xerox                                                                                                   179,500          2,407,095
                                                                                                                       ------------
                                                                                                                          7,427,489
                                                                                                                       ------------
Lodging/Resort REITs - 0.85%
Strategic Hotel Capital                                                                                   70,200          1,294,488
                                                                                                                       ------------
                                                                                                                          1,294,488
                                                                                                                       ------------

Mall REITs - 5.73%
General Growth Properties                                                                                113,538          5,119,428
Simon Property Group                                                                                      47,300          3,598,111
                                                                                                                       ------------
                                                                                                                          8,717,539
                                                                                                                       ------------

Manufactured Housing REITs - 0.37%
*Equity Lifestyle Properties                                                                              12,600            569,016
                                                                                                                       ------------
                                                                                                                            569,016
                                                                                                                       ------------

                                                                                                     NUMBER OF          MARKET
                                                                                                     SHARES             VALUE
Materials - 1.48%
Weyerhaeuser                                                                                              34,600          2,249,692
                                                                                                                       ------------
                                                                                                                          2,249,692
                                                                                                                       ------------
Mortgage REITs - 9.51%
*American Home Mortgage Investment                                                                        89,900          2,875,901
*Friedman Billings Ramsey Group Class A                                                                   87,195          1,020,182
+JER Investors Trust                                                                                     110,600          1,997,436
KKR Financial                                                                                              5,900            138,001
+#KKR Financial 144A                                                                                      91,300          2,135,507
*MortgageIT Holdings                                                                                     187,000          3,020,050
+#Peoples Choice 144A                                                                                    176,700          1,722,825
*Saxon Capital                                                                                           122,400          1,550,808
                                                                                                                       ------------
                                                                                                                         14,460,710
                                                                                                                       ------------
Multifamily REITs - 0.62%
*Education Realty Trust                                                                                   50,900            939,105
                                                                                                                       ------------
                                                                                                                            939,105
                                                                                                                       ------------
Office/Industrial REITs - 1.65%
*Duke Realty                                                                                              76,600          2,507,884
                                                                                                                       ------------
                                                                                                                          2,507,884
                                                                                                                       ------------
Office REITs - 5.23%
Equity Office Properties Trust                                                                            81,700          2,720,610
Prentiss Properties Trust                                                                                 67,172          2,582,092
*Reckson Associates Realty                                                                                79,820          2,646,033
                                                                                                                       ------------
                                                                                                                          7,948,735
                                                                                                                       ------------
Retail Strip Centers REITs - 0.47%
*Ramco-Gershenson Properties Trust                                                                        24,800            719,696
                                                                                                                       ------------
                                                                                                                            719,696
                                                                                                                       ------------
Telecommunication Services - 4.80%
*Fairpoint Communications                                                                                164,400          2,641,908
SBC Communications                                                                                        97,700          2,352,616
Verizon Communications                                                                                    70,400          2,302,784
                                                                                                                       ------------
                                                                                                                          7,297,308
                                                                                                                       ------------
Utilities - 1.60%
FPL Group                                                                                                 56,300          2,425,967
                                                                                                                       ------------
                                                                                                                          2,425,967
                                                                                                                       ------------
TOTAL COMMON STOCK (cost $105,452,045)                                                                                  121,866,813
                                                                                                                       ============

CONVERTIBLE PREFERRED STOCK - 5.46%
Consumer Products - 1.58%
Newell Financial Trust I 5.25%                                                                            52,600          2,399,875
                                                                                                                       ------------
                                                                                                                          2,399,875
                                                                                                                       ------------
Diversified REITs - 0.90%
Crescent Real Estate 6.75%                                                                                62,600          1,372,192
                                                                                                                       ------------
                                                                                                                          1,372,192
                                                                                                                       ------------
Environmental Services - 0.50%
Allied Waste Industries 6.25%                                                                             16,200            762,453
                                                                                                                       ------------
                                                                                                                            762,453
                                                                                                                       ------------
Financials - 1.62%
Chubb 7.00%                                                                                               15,000            475,200
*Lehman Brothers Holdings 6.25%                                                                           16,000            416,000
National Australia Bank Units 7.875%                                                                      40,000          1,574,000
                                                                                                                       ------------
                                                                                                                          2,465,200
                                                                                                                       ------------
Telecommunications - 0.86%
Lucent Technologies Capital Trust I 7.75%                                                                  1,300          1,303,900
                                                                                                                       ------------
                                                                                                                          1,303,900
                                                                                                                       ------------
TOTAL CONVERTIBLE PREFERRED STOCK (cost $8,895,050)                                                                       8,303,620
                                                                                                                       ============
PREFERRED STOCK - 5.76%
Leisure, Lodging & Entertainment - 1.03%
WestCoast Hospitality Capital Trust 9.50%                                                                 58,000          1,571,220
                                                                                                                       ------------
                                                                                                                          1,571,220
                                                                                                                       ------------
Lodging/Resort REITs - 2.64%
Equity Inns Series B 8.75%                                                                                35,700            958,545
LaSalle Hotel Properties 10.25%                                                                          113,200          3,050,740
                                                                                                                       ------------
                                                                                                                          4,009,285
                                                                                                                       ------------
Office REITs - 1.37%
SL Green Realty 7.625%                                                                                    80,000          2,082,504
                                                                                                                       ------------
                                                                                                                          2,082,504
                                                                                                                       ------------
Retail Strip Centers REITs - 0.72%
Ramco-Gershenson Properties 9.50%                                                                         40,000          1,101,000
                                                                                                                       ------------
                                                                                                                          1,101,000
                                                                                                                       ------------
TOTAL PREFERRED STOCK (cost $8,172,500)                                                                                   8,764,009
                                                                                                                       ============

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.29%
#Meristar Commercial Mortgage Trust Series 1999-C1 C 144A 8.29% 3/3/16                                 $ 400,000            435,415
                                                                                                                       ------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $445,969)                                                                 435,415
                                                                                                                       ------------

CONVERTIBLE BONDS - 4.13%
Capital Goods - Manufacturing - 0.20%
#Tyco International Group 144A 2.75% 1/15/18                                                             250,000            308,438
                                                                                                                       ------------
                                                                                                                            308,438
                                                                                                                       ------------
Consumer Cyclical - 2.33%
*Dick's Sporting Goods 1.606% 2/18/24                                                                    380,000            262,200
Meristar Hospitality 9.50% 4/1/10                                                                      1,100,000          1,434,125
#Playboy Enterprises 144A 3.00% 3/15/25                                                                  600,000            601,500
#Regal Entertainment Group 144A 3.75% 5/15/08                                                            550,000            712,250
#Saks 144A 2.00% 3/15/24                                                                                 425,000            524,875
                                                                                                                       ------------
                                                                                                                          3,534,950
                                                                                                                       ------------
Technology - 0.71%
#Mercury Interactive 144A 4.75% 7/1/07                                                                   550,000            556,875
#Sybase 144A 1.75% 2/22/25                                                                               500,000            527,500
                                                                                                                       ------------
                                                                                                                          1,084,375
                                                                                                                       ------------
Transportation - 0.11%
*#ExpressJet Holdings 144A 4.25% 8/1/23                                                                  200,000            167,500
                                                                                                                       ------------
                                                                                                                            167,500
                                                                                                                       ------------
Utilities - 0.78%
#CenterPoint Energy 144A 3.75% 5/15/23                                                                   800,000          1,026,000
*++Mirant 2.50% 6/15/21                                                                                  180,000            162,450
                                                                                                                       ------------
                                                                                                                          1,188,450
                                                                                                                       ------------
TOTAL CONVERTIBLE BONDS (cost $5,391,456)                                                                                 6,283,713
                                                                                                                       ============
CORPORATE BONDS - 31.13%
Basic Industry - 4.36%
Bowater 9.50% 10/15/12                                                                                   475,000            524,875
Fort James 7.75% 11/15/23                                                                                925,000          1,047,562
*#Huntsman International 144A 7.375% 1/1/15                                                              425,000            431,375
#NewPage 144A 10.00% 5/1/12                                                                              250,000            252,500
*Norske Skog 8.625% 6/15/11                                                                              400,000            418,000
#Novelis 144A 7.25% 2/15/15                                                                              400,000            403,000
#Port Townsend Paper 144A 12.00% 4/15/11                                                                 450,000            362,250
Potlatch 12.50% 12/1/09                                                                                  475,000            586,131
*Rhodia
   8.875% 6/1/11                                                                                         125,000            122,500
   10.25% 6/1/10                                                                                         110,000            119,625
Smurfit Capital Funding 7.50% 11/20/25                                                                   500,000            465,000
*++Solutia 6.72% 10/15/37                                                                                705,000            606,299
Stone Container 9.75% 2/1/11                                                                             565,000            592,544
Tembec Industries 8.625% 6/30/09                                                                         540,000            437,400
*Witco 6.875% 2/1/26                                                                                     250,000            257,500
                                                                                                                       ------------
                                                                                                                          6,626,561
                                                                                                                       ------------
Brokerage - 0.72%
*E Trade Financial 8.00% 6/15/11                                                                         555,000            591,075
LaBranche & Company
   *9.50% 5/15/09                                                                                        300,000            319,500
   11.00% 5/15/12                                                                                        175,000            194,250
                                                                                                                       ------------
                                                                                                                          1,104,825
                                                                                                                       ------------
Capital Goods - 2.19%
++Anchor Glass 11.00% 2/15/13                                                                            300,000            202,500
*Armor Holdings 8.25% 8/15/13                                                                            225,000            245,250
*Graham Packaging 9.875% 10/15/14                                                                        220,000            228,800
Interline Brands 11.50% 5/15/11                                                                          576,000            642,240
Intertape Polymer 8.50% 8/1/14                                                                           375,000            376,431
@Mueller Holdings 14.75% 4/15/14                                                                         285,000            209,475
Park-Ohio Industries 8.375% 11/15/14                                                                     225,000            211,781
*Pliant 11.125% 9/1/09                                                                                   490,000            459,375
Radnor Holdings
   o10.349% 4/15/09                                                                                      235,000            229,125
   11.00% 3/15/10                                                                                        300,000            198,000
Trimas 9.875% 6/15/12                                                                                    375,000            322,500
                                                                                                                       ------------
                                                                                                                          3,325,477
                                                                                                                       ------------

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
Consumer Cyclical - 2.01%
Accuride 8.50% 2/1/15                                                                                    480,000            501,600
*Advanced Accessory Systems 10.75% 6/15/11                                                               190,000            167,200
++Avado Brands 9.75% 6/1/06                                                                              230,000             21,850
*#Carrols 144A 9.00% 1/15/13                                                                             185,000            194,250
Dana 5.85% 1/15/15                                                                                       180,000            160,973
Landry's Restaurant 7.50% 12/15/14                                                                       430,000            422,475
*#Metaldyne 144A 11.00% 11/1/13                                                                          400,000            370,000
O'Charleys 9.00% 11/1/13                                                                                 225,000            244,125
#Uno Restaurant 144A 10.00% 2/15/11                                                                      275,000            264,000
++Venture Holdings 12.00% 6/1/09                                                                         425,000                638
Visteon
   *7.00% 3/10/14                                                                                         75,000             66,750
   8.25% 8/1/10                                                                                          100,000             97,500
Warnaco 8.875% 6/15/13                                                                                   500,000            550,000
                                                                                                                       ------------
                                                                                                                          3,061,361
                                                                                                                       ------------
Consumer Non-Cyclical - 2.13%
#Commonwealth Brands 144A 10.625% 9/1/08                                                                 460,000            487,600
Constellation Brands 8.125% 1/15/12                                                                      234,000            250,380
Cott Beverages 8.00% 12/15/11                                                                            175,000            185,500
Great Atlantic & Pacific Tea 7.75% 4/15/07                                                               300,000            313,575
#Le-Natures 144A 10.00% 6/15/13                                                                          550,000            596,750
*National Beef Packing 10.50% 8/1/11                                                                     375,000            393,750
*Pilgrim's Pride 9.625% 9/15/11                                                                          320,000            348,000
Pinnacle Foods 8.25% 12/1/13                                                                             230,000            223,100
#Warner Chilcott 144A 8.75% 2/1/15                                                                       450,000            447,750
                                                                                                                       ------------
                                                                                                                          3,246,405
                                                                                                                       ------------
Energy - 2.03%
*Bluewater Finance 10.25% 2/15/12                                                                        280,000            305,200
*El Paso Natural Gas 7.625% 8/1/10                                                                       200,000            215,101
*El Paso Production Holding 7.75% 6/1/13                                                                 545,000            579,063
#Hilcorp Energy I 144A 10.50% 9/1/10                                                                     205,000            228,575
#Inergy Finance 144A 6.875% 12/15/14                                                                     250,000            245,000
Petroleum Geo-Services 10.00% 11/5/10                                                                    524,909            593,147
oSecunda International 11.599% 9/1/12                                                                    260,000            260,000
Tennessee Gas Pipeline 8.375% 6/15/32                                                                    350,000            421,257
Whiting Petroleum 7.25% 5/1/13                                                                           235,000            237,350
                                                                                                                       ------------
                                                                                                                          3,084,693
                                                                                                                       ------------
Finance/Investments - 0.24%
FINOVA Group 7.50% 11/15/09                                                                              609,000            255,780
#FTI Consulting 144A 7.625% 6/15/13                                                                      105,000            107,625
                                                                                                                       ------------
                                                                                                                            363,405
                                                                                                                       ------------
Industrial Machinery - 0.07%
*#Nell AF SARL 144A 8.375% 8/15/15                                                                       100,000            101,625
                                                                                                                       ------------
                                                                                                                            101,625
                                                                                                                       ------------
Media - 3.81%
~Adelphia Communications 8.125% 7/15/06                                                                  525,000            445,594
*American Media Operation 10.25% 5/1/09                                                                  150,000            151,313
Cenveo 9.625% 3/15/12                                                                                    200,000            215,000
#Charter Communications 144A 5.875% 11/16/09                                                             165,000            134,269
*Charter Communications Holdings 10.75% 10/1/09                                                          900,000            769,499
CSC Holdings
   8.125% 7/15/09                                                                                        250,000            257,500
   *10.50% 5/15/16                                                                                       325,000            353,438
Dex Media West 9.875% 8/15/13                                                                             13,000             14,771
Insight Midwest 10.50% 11/1/10                                                                           375,000            398,438
*Lodgenet Entertainment 9.50% 6/15/13                                                                    275,000            303,188
*Mediacom Capital 9.50% 1/15/13                                                                          500,000            511,249
*Nextmedia Operating 10.75% 7/1/11                                                                       210,000            228,375
Rogers Cablesystems 11.00% 12/1/15                                                                       275,000            294,938
Sheridan Acquisition Group 10.25% 8/15/11                                                                225,000            236,250
*#Sirius Satellite 144A 9.625% 8/1/13                                                                    300,000            296,250
Warner Music Group 7.375% 4/15/14                                                                        575,000            589,374
XM Satellite Radio
   12.00% 6/15/10                                                                                        315,000            361,856
   14.00% 3/15/10                                                                                        225,000            243,000
                                                                                                                       ------------
                                                                                                                          5,804,302
                                                                                                                       ------------
Real Estate - 0.83%
#America Real Estate 144A 7.125% 2/15/13                                                                 405,000            409,050
BF Saul REIT 7.50% 3/1/14                                                                                375,000            388,594
Tanger Properties 9.125% 2/15/08                                                                         430,000            466,550
                                                                                                                       ------------
                                                                                                                          1,264,194
                                                                                                                       ------------

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
Services Cyclical - 3.74%
*Adesa 7.625% 6/15/12                                                                                    250,000            255,625
#Ashtead Holdings 144A 8.625% 8/1/15                                                                      75,000             78,938
*#CCM Merger Motor 144A 8.00% 8/1/13                                                                     275,000            281,875
Corrections Corporation of America 7.50% 5/1/11                                                          225,000            233,719
Foster Wheeler 10.359% 9/15/11                                                                           275,000            303,875
@#H-Lines Finance Holding 144A 11.00% 4/1/13                                                             655,000            537,918
Horizon Lines 9.00% 11/1/12                                                                              275,000            299,406
Kansas City Southern Railway 9.50% 10/1/08                                                               400,000            437,000
#Knowledge Learning 144A 7.75% 2/1/15                                                                    315,000            311,063
#MGM Mirage 144A 6.625% 7/15/15                                                                          215,000            218,225
OMI 7.625% 12/1/13                                                                                       500,000            516,250
Penn National Gaming 8.875% 3/15/10                                                                      250,000            265,000
Royal Caribbean Cruises 7.25% 3/15/18                                                                    400,000            434,000
Seabulk International 9.50% 8/15/13                                                                      250,000            282,500
Stena 9.625% 12/1/12                                                                                     375,000            413,438
@Town Sports International 11.00% 2/1/14                                                                 330,000            228,938
Wheeling Island Gaming 10.125% 12/15/09                                                                  555,000            590,380
                                                                                                                       ------------
                                                                                                                          5,688,150
                                                                                                                       ------------
Services Non-cyclical - 1.68%
Aleris International 9.00% 11/15/14                                                                      295,000            312,700
Biovail 7.875% 4/1/10                                                                                    190,000            197,838
Casella Waste Systems 9.75% 2/1/13                                                                       220,000            237,600
Geo Subordinate 11.00% 5/15/12                                                                           470,000            480,575
NDCHealth 10.50% 12/1/12                                                                                 475,000            548,625
US Oncology 10.75% 8/15/14                                                                               435,000            493,725
Vanguard Health 9.00% 10/1/14                                                                            260,000            284,050
                                                                                                                       ------------
                                                                                                                          2,555,113
                                                                                                                       ------------
Technology & Electronics - 0.37%
*Magnachip Semiconductor 8.00% 12/15/14                                                                  275,000            259,875
#Sunguard Data 144A 10.25% 8/15/15                                                                       285,000            299,250
                                                                                                                       ------------
                                                                                                                            559,125
                                                                                                                       ------------
Telecommunications - 3.74%
Alaska Communications Systems 9.875% 8/15/11                                                             375,000            412,500
American Cellular 10.00% 8/1/11                                                                          245,000            262,150
American Tower 7.125% 10/15/12                                                                           270,000            284,175
Centennial Cellular Operating 10.125% 6/15/13                                                            315,000            352,800
Cincinnati Bell
   7.00% 2/15/15                                                                                          75,000             73,875
   *8.375% 1/15/14                                                                                       275,000            279,125
*#Digicel Limited 144A 9.25% 9/1/12                                                                      275,000            288,750
@Inmarsat Finance 10.375% 11/15/12                                                                       275,000            227,563
iPCS 11.50% 5/1/12                                                                                       200,000            232,000
Iwo Escrow
   o7.349% 1/15/12                                                                                        75,000             79,125
   @10.75% 1/15/15                                                                                        75,000             53,063
@PanAmSat 10.375% 11/1/14                                                                                600,000            415,500
o#Qwest 144A 6.671% 6/15/13                                                                              325,000            342,063
Qwest Service 13.50% 12/15/10                                                                            470,000            544,024
*Rural Cellular
   9.625% 5/15/08                                                                                        250,000            252,500
   9.875% 2/1/10                                                                                         275,000            292,875
*#Telcordia Technologies 144A 10.00% 3/15/13                                                             555,000            530,024
*Time Warner Telecom 9.75% 7/15/08                                                                       100,000            102,000
*oUS LEC 11.89% 10/1/09                                                                                  225,000            231,750
US Unwired 10.00% 6/15/12                                                                                 10,000             11,650
#Valor Telecom Enterprises 144A 7.75% 2/15/15                                                            425,000            419,688
                                                                                                                       ------------
                                                                                                                          5,687,200
                                                                                                                       ------------

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
Utilities - 3.21%
*Avista 9.75% 6/1/08                                                                                     500,000            561,403
Calpine
   *7.625% 4/15/06                                                                                       110,000            102,300
   10.50% 5/15/06                                                                                        155,000            144,925
o#Calpine 144A 9.349% 7/15/07                                                                            338,100            280,623
#Dynegy Holdings 144A 10.125% 7/15/13                                                                    700,000            785,749
Elwood Energy 8.159% 7/5/26                                                                              173,406            194,215
Midwest Generation
   8.30% 7/2/09                                                                                          500,000            527,500
   8.75% 5/1/34                                                                                          425,000            478,125
*++Mirant Americas Generation 7.625% 5/1/06                                                              400,000            474,000
*NRG Energy 8.00% 12/15/13                                                                               290,000            313,925
Orion Power Holdings 12.00% 5/1/10                                                                       250,000            303,750
PSE&G Energy Holdings 7.75% 4/16/07                                                                      250,000            258,125
Reliant Energy 9.50% 7/15/13                                                                             125,000            139,688
#Texas Genco 144A 6.875% 12/15/14                                                                        300,000            312,750
=++#USGen New England 144A 7.459% 1/2/15                                                                 250,000              1,800
                                                                                                                       ------------
                                                                                                                          4,878,878
                                                                                                                       ------------
TOTAL CORPORATE BONDS (cost $46,711,006)                                                                                 47,351,314
                                                                                                                       ============
U.S. TREASURY OBLIGATIONS - 3.63%
*^Treasury Bill 3.256% 9/1/05                                                                          5,515,000          5,515,000
                                                                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS (cost $5,515,000)                                                                         5,515,000
                                                                                                                       ============
                                                                                                        NUMBER OF
WARRANT - 0.00%                                                                                         SHARES
+#Solutia 144A, exercise price $7.59, expiration date 7/15/09                                                650                  0
                                                                                                                       ------------
TOTAL WARRANT (cost $55,294)                                                                                                      0
                                                                                                                       ============

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 130.53%
   (cost $180,638,320)                                                                                                  198,519,884
                                                                                                                       ============

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
SECURITIES LENDING COLLATERAL** - 17.19%
Short-Term Investments
Abbey National 3.59% 1/13/06                                                                           $  546,122           546,204
Australia New Zealand 3.60% 10/2/06                                                                       738,062           737,912
Bank of New York
   3.54% 10/28/05                                                                                         368,980           368,961
   3.54% 4/4/06                                                                                           590,381           590,329
Bank of the West 3.49% 3/2/06                                                                             737,930           737,912
Barclays London
   3.55% 9/16/05                                                                                          737,907           737,912
   3.81% 11/28/05                                                                                         368,964           368,956
Bayerische Landesbank 3.66% 8/25/06                                                                       737,713           737,912
Bear Stearns
    3.60% 1/17/06                                                                                         147,614           147,632
    3.62% 2/28/06                                                                                         811,703           811,703
Beta Finance 3.58% 4/18/06                                                                                737,887           737,856
Calyon
   3.69% 11/3/05                                                                                          546,080           546,055
   3.77% 12/30/05                                                                                         518,977           518,379
CDC Financial Product 3.66% 9/30/05                                                                       959,285           959,285
Citigroup Global Markets
   3.60% 9/1/05                                                                                         3,633,403         3,633,403
   3.63% 9/7/05                                                                                           959,285           959,285
Commonwealth Bank Australia 3.61% 10/2/06                                                                 737,997           737,912
Credit Swiss First Boston New York
   3.49% 12/29/05                                                                                         154,967           154,968
   3.56% 4/18/06                                                                                          797,025           796,945
Deutsche Bank London
   3.55% 9/20/05                                                                                          812,101           812,095
   3.76% 12/27/05                                                                                         221,448           221,401
Goldman Sachs 3.70% 8/31//06                                                                              811,703           811,703
Lehman Holdings 3.64% 12/23/05                                                                            738,008           738,354
Marshall & Ilsley Bank 3.44% 12/29/05                                                                     738,090           737,934
Merrill Lynch Mortgage Capital 3.66% 9/12/05                                                              959,285           959,285
National City Bank Cleveland 3.56% 1/23/06                                                                841,245           841,250
Nordea Bank Norge ASA 3.55% 10/2/06                                                                       737,980           737,912
Pfizer 3.52% 10/2/06                                                                                      708,400           708,395
Proctor & Gamble 3.34% 10/2/06                                                                            737,912           737,912
Royal Bank of Canada 3.78% 11/18/05                                                                       737,918           737,912
Royal Bank of Scotland 3.58% 10/2/06                                                                      737,949           737,912
Sigma Finance
   3.48% 9/30/05                                                                                          693,582           693,608
   3.55% 9/15/05                                                                                          147,588           147,583
   3.58% 3/16/06                                                                                          221,757           221,783
Washington Mutual Bank 3.49% 9/19/05                                                                      737,924           737,912
Wells Fargo 3.56% 10/2/06                                                                                 737,727           737,912
                                                                                                                       ------------
TOTAL SECURITIES LENDING COLLATERAL (cost $26,150,384)                                                                   26,150,384
                                                                                                                       ============

TOTAL MARKET VALUE OF SECURITIES - 147.72%                                                                              224,670,268>
   (cost $206,788,704)
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (17.19%)**                                                         (26,150,384)
COMMERCIAL PAPER PAYABLE (PAR $48,000,000) - (31.45%)                                                                   (47,828,324)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.92%                                                       1,393,556
                                                                                                                       ------------
NET ASSETS APPLICABLE TO 11,588,670 SHARES OUTSTANDING                                                                 $152,085,116
                                                                                                                       ============

#Security exempt from registration under Rule 144A of the Securities Act of
 1933. See Note 5 in "Notes."
^U.S. Treasury bills are treated on a discount basis; the interest rate shown is the yield at the time of purchase.
*Fully or partially on loan.
**See Note 4 in "Notes."
>Includes $25,856,263 of securities loaned.
oVariable rate securities. The interest rate shown is the rate as of August 31,
 2005.
+Non-income producing security for the period ended August 31, 2005. ++Non-income producing security. Security is currently in default.
@Step Coupon Bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
~Security is currently in default. The issue has missed the maturity date.
 Bankruptcy proceedings are in the process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.
=Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes." At August 31, 2005, one security was fair valued which represented 0.00% of the Fund's net assets.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
REIT - Real Estate Investment Trust

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principals and are consistently followed by the Delaware Investments Dividend and Income Fund, Inc. (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. U.S. Government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

DISTRIBUTIONS - The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains and if necessary, a return of capital. The current annualized rate is $0.96 per share. The Fund continues to evaluate its monthly distribution in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

BORROWINGS - The Fund issues short-term commercial paper at a discount from par. The discount is amortized as interest expense over the life of the commercial paper using the straight-line method (See Note 3).

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Premiums and discounts on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

2. INVESTMENTS
At August 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments                  $206,995,033
                                     ------------
Aggregate unrealized appreciation    $ 24,757,905
Aggregate unrealized depreciation      (7,082,670)
                                     ------------
Net unrealized appreciation          $ 17,675,235
                                     ============

For federal income tax purposes, at November 30, 2004, capital loss carryforwards of $15,214,564 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $13,424,663 expires in 2010 and $1,789,901 expires in 2011.

3. COMMERCIAL PAPER
As of August 31, 2005, $48,000,000 (par value) of commercial paper was outstanding with an amortized cost of $47,828,324. The weighted average discount rate of commercial paper outstanding at August 31, 2005, was 3.72%. The average daily balance of commercial paper outstanding during the period ended August 31, 2005, was $53,187,738 at a weighted discount rate of 2.96%. The maximum amount of commercial paper outstanding at any time during the period was $55,000,000. In conjunction with the issuance of the commercial paper, the Fund entered into a line of credit arrangement with J.P. Morgan Chase for $30,000,000. Interest on borrowings is based on market rates in effect at the time of borrowing. The commitment fee is computed at the rate of 0.15% per annum on the unused balance. During the period ended August 31, 2005 there were no borrowings under this arrangement.

4. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At August 31, 2005, the market value of securities on loan was $25,856,263, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

5. CREDIT AND MARKET RISKS
The Fund invests a portion of its assets in high-yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At August 31, 2005, Rule 144A securities represented approximately 12.57% of total assets and no securities has been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Directors has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

   1. I have reviewed this report on Form N-Q of Delaware Investments Dividend and Income Fund, Inc.;

   2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

   3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

   4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

   5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    October 28, 2005

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

   1. I have reviewed this report on Form N-Q of Delaware Investments Dividend and Income Fund, Inc.;

   2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

   3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

   4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

   5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    October 28, 2005

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    October 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    October 28, 2005



         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    October 28, 2005